UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGTX Global Technology Fund –
.
PGTIX Global Technology Fund–
.
I Class

T. ROWE PRICE Global Technology Fund
HIGHLIGHTS
The Global Technology Fund underperformed the MSCI All Country World Index
Information Technology Net and its peer group, as proxied by the Lipper Global
Science/Technology Funds Index.
Stock selection in software and internet accounted for the largest portion of the portfolio’s underperformance. Alternatively, an underweight position in semiconductors contributed to relative returns.
We reduced our positioning in software during the period, although it remains the largest absolute position in the portfolio.
We continue to maintain a bias toward companies that we believe possess positive secular and idiosyncratic stories that we believe can help offset the cyclical headwinds. We are focused on finding companies that sell linchpin technology and are innovating in secular growth markets that also show improving fundamentals and reasonable valuations.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Technology Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Global Technology Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Technology Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Technology Fund returned -55.52% in the 12 months ended
December 31, 2022, underperforming the MSCI All Country World Index
Information Technology Net and the Lipper Global Science/Technology Funds
Index. (Returns for the I Class reflect a different fee structure. Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Global technology stocks
posted deep losses in 2022
as higher interest rates
pressured shares during
much of the year and
the market digested the
expectation that interest
rates could remain higher
for longer than initially
anticipated. Weakness
that cascaded through the
economy continued to spread
toward companies that were
resilient during much of the earlier part of the year, illustrating that very few companies are immune to the sustained tightening of the economy. While inflation data started to trend downward late in the period, the services and wage component of inflation, including unemployment and the labor market, remained stubbornly tight, which drove the Federal Reserve’s continued
hawkish rhetoric. As a result, the market saw a continuation of shorter-duration value-oriented names outperform longer-duration growth-oriented names.
In the portfolio, stock selection in software detracted from relative results the most. Shares of Atlassian, a collaboration and workflow tool provider, declined as the uncertain pace of its users migrating to the cloud, a long-term driver of increased revenue for Atlassian, is providing near-term friction as the company cannot control when clients choose to change over. Late in the period, shares were also pressured after the company missed earnings and addressed a weakening information technology (IT) spend outlook with reduced guidance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Global Technology Fund –
.
-11.38% -55.52%
Global Technology Fund–
.
I  Class -11.35 -55.47
MSCI All Country World
Index Information
Technology Net -1.92 -31.07
Lipper Global Science/
Technology Funds Index -5.22 -42.51

T. ROWE PRICE Global Technology Fund

We believe in the company’s idiosyncratic growth driver and its ongoing cloud migration, and we like the company’s strong product portfolio that addresses large markets. Shopify faced macroeconomic headwinds as investors bid down prices of higher-value tech stocks. The price decline was exacerbated by its warning of decelerating e-commerce sales growth. While we remain constructive on Shopify’s potential to unlock a large market of underserved small merchants, we pared our position late in the year to reflect concerns about the new merchant addition growth rate and the currency and inflationary pressures its end users face. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our stock choices and an overweight position in internet also led to underperformance. Shares of e-commerce and gaming company Sea declined after the company reported slowing growth in its gaming division due to a ban in the high-growth market of India coupled with the reopening of the global economy. Investors also turned jittery after Sea started losing money, mainly attributing those losses to its consistent spend on operations. While we are attracted to Sea’s ability to lead secular trends within fast-growing markets, we are monitoring how the company evolves its growth strategy to potentially leverage new sources of cash. Shares of Amazon.com, the world’s leading
e-commerce platform, traded lower in response to deceleration within both
e-commerce and Amazon Web Services (AWS) as consumer confidence and enterprise cloud spend softened due to macroeconomic concerns. In our view, the company has significant room to grow in both its retail and AWS divisions, which should help drive margins once advertising costs and fulfillment overcapacity normalize.
Stock selection in industrials weighed on relative results, too. Shares of electric vehicle manufacturer Tesla were pressured by a deteriorating macroeconomic environment that impacted demand for the company’s vehicles, oversupply, and concerns over how founder Elon Musk would fund his eventual purchase of Twitter. We reduced our position late in the year and are monitoring near-
term concerns about unit demand due to weakening consumer spending and ongoing interest rate hikes that are making it challenging for customers to finance their vehicles.
On a positive note, our underweight position in semiconductors contributed to relative performance as semiconductor stocks underperformed the broader index during the period on cyclical fears. Shares of ASML Holding, a semiconductor equipment company with a leading market share in lithography, fell but fared better than the broader index, aiding relative results.
Shares declined on continued fears of a recession as well as concerns that the
Netherlands was mirroring U.S. restrictions on selling high-end technology

T. ROWE PRICE Global Technology Fund

to China, though we believe the impact will be minimal on the company. In our view, the company has the opportunity to grow revenues and expand gross margins faster than expectations due to its near-monopoly position and continued importance within the semiconductor manufacturing process.
Not owning any telecom services stocks was also beneficial as the telecom services subsector produced steep losses and underperformed all other subsectors in the index.
How is the fund positioned?
We believe that the Global Technology Fund is positioned to capture value from disruptive companies with prospects of generating strong long-term growth. Fundamentals matter most for those with a long-term perspective because they allow a company to build shareholder value by compounding revenues, earnings, and cash flow as it scales in market capitalization. With this in mind, we increased our high-conviction holdings with long growth runways and trimmed or exited companies that we believed added more risk than reward to the portfolio.
We reduced our positioning in software during the period, although it remains the largest absolute position in the portfolio. Within the subsector, we invest in companies that benefit from strong secular growth drivers, sustaining demand in the face of macro uncertainty, and have limited supply chain exposure. We eliminated our position in Okta, a provider of software services for identity management solutions, after the company signaled weakening fundamentals by lowering its forward billings guidance and financial targets and acknowledged heightened executive and workforce turnover. We believe the company’s ability to grow has deteriorated relative to industry peers when it comes to winning new customers. We also eliminated our position in video-first communications software provider Zoom Video Communications. The pandemic winner fell behind industry peers and lost its product leadership in the highly penetrated video meetings market, and we think it faces challenges in monetizing free users, churn risk as organizations consolidate communications platforms, and margin pressures. On the other hand, we added to our position in Microsoft, the dominant player in the software industry with leading positions in personal computing (PC), server operating systems, and productivity suites. We are particularly attracted to the company’s strength in enterprise technology and potential to make gains in artificial intelligence.
We are constructive on semiconductors and added to our position in the subsector during the year as many leading indicators we track on inventory and demand are deteriorating, which we believe creates attractive entry points for investors. Within the subsector, our positioning is centered on leading-edge technology, where we expect growth through the cycle and

T. ROWE PRICE Global Technology Fund

where we have greater visibility on order books. We initiated a position in
Lam Research, a large semiconductor capacity manufacturer with a dominant position in etching, on weakness. The market has reflected semiconductor demand weakness looking ahead into 2023, creating an opportunity to add to a company we believe should be a topline compounder with favorable shareholder capital allocation. We also initiated a position in Silergy, the largest local power management integrated circuit supplier in China, as disconcerting headlines about demand for its products pushed shares down and created an attractive entry position. We believe Silergy is a well-managed company whose leverage to higher-margin end markets such as auto, data centers, and telecom could lead to meaningful organic growth over time.
We continue to hold meaningful positions in internet, although we trimmed our position in the subsector during the period as we remain cautious of the effects of cost discipline and slowing momentum in the subsector. Our holdings reflect our preference for companies most levered to the offline to online share shift in retail spend and on-premises to public cloud migration. We eliminated our position in Etsy, the world’s largest online marketplace for creative goods, during the period. While we believe the company has the potential to maintain many of its pandemic gains long term, macroeconomic challenges, including the housing slowdown and discount retailers gaining share as consumers trade down to combat inflation, create a difficult environment for Etsy to sustain near-term growth in merchandise sales. We also eliminated our position in
Tencent Holdings, China’s dominant social media platform. While the company benefits from significant competitive advantages, we believe the ongoing deterioration of consumer spending trends and the resulting weak demand for digital advertising present significant headwinds for the company.

T. ROWE PRICE Global Technology Fund

Finally, we trimmed our holding in industrials. We eliminated our position in electric vehicle manufacturer and developer Rivian Automotive. While the company reduced cash burn and has a projected liquidity runway to 2025 to provide for its production ramp-up, we sold shares on the belief that it remains a long road to scale. We feel the company will have to walk an execution tightrope to profitably produce its models, especially its SUV and pickup truck, and continue to add production volume while coming down the cost curve. We also sold shares of electric vehicle manufacturer Tesla as a confluence of factors, including oversupply and a deteriorating macroeconomic environment that impacts demand for its vehicles, changed the company’s near- and long-term outlook. Additionally, CEO Elon Musk’s purchase of Twitter has complicated the narrative.
What is portfolio management’s outlook?
Within the portfolio, we
continue to maintain a bias
toward companies that we
believe possess positive
secular and idiosyncratic
stories that we believe can
help offset the cyclical
headwinds. We are focused
on finding companies that
sell linchpin technology
and are innovating in
secular growth markets
that also show improving
fundamentals and reasonable valuations. We are also closely monitoring trends in technology that we think offer durable growth opportunities, including increased spending in cloud computing as well as artificial intelligence, which we believe has the potential to broadly disrupt the technology sector and provide tailwinds to those companies well positioned to seize the opportunity.
Looking ahead, we think the market environment will create the opportunity for unique insights in a world where the dispersion of names has and will continue to increase. As always, what we believe will matter most for this portfolio are business model diversification through our subsector positioning and stock selection, not macro or factor bets.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
INDUSTRY DIVERSIFICATION

T. ROWE PRICE Global Technology Fund

RISKS OF INVESTING IN THE FUND
Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-
specific market or economic developments. Since this fund is focused on technology companies, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. In addition, technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing technology sector. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.
BENCHMARK INFORMATION
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Global Technology Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Taiwan Semiconductor Manufacturing 6.8%
ServiceNow 6.6
ASML Holding 6.6
Microsoft 5.1
NVIDIA 4.8
Atlassian 4.7
HubSpot 4.6
MongoDB 4.5
Amazon.com 4.4
ROBLOX 2.8
Adyen 2.7
Apple 2.6
Netflix 2.4
Paylocity Holding 2.3
Shopify 2.1
Crowdstrike Holdings 2.0
Synopsys 2.0
DoorDash 1.9
Lam Research 1.8
Bill.com Holdings 1.8
Keyence 1.8
Glodon 1.7
Snowflake 1.6
Sea 1.6
Epic Games 1.4
Total 80.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Technology Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL TECHNOLOGY FUND
Note: Performance for the I Class share will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Global Technology Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Technology Fund –
.
-55.52% 0.86% 13.14% – –
Global Technology Fund–
.
I  Class -55.47 0.97 – 6.99% 11/29/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Technology Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Technology Fund 0.86%
Global Technology Fund–I Class 0.75
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Technology Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL TECHNOLOGY FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $886.20 $4.47
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.47   4.79
I Class
Actual   1,000.00   886.50   3.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.22   4.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.94%, and
the
2
I Class was 0.79%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 23.31 $ 27.32 $ 16.35 $ 12.20 $ 16.83
Investment activities
Net investment income (loss)
(1)(2)
(0.10) (0.22) (0.13) (0.06) —
(3)
Net realized and unrealized gain/
loss (12.83) 2.67 12.48 4.22 (1.62)
Total from investment activities (12.93) 2.45 12.35 4.16 (1.62)
Distributions
Net realized gain (0.33) (6.46) (1.38) (0.01) (3.01)
NET ASSET VALUE
End of period $ 10.05 $ 23.31 $ 27.32 $ 16.35 $ 12.20
Ratios/Supplemental Data
Total return
(2)(4)
(55.52)% 10.05% 75.63% 34.12% (9.49)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.95% 0.86% 0.86% 0.88% 0.91%
Net expenses after waivers/
payments by Price Associates 0.95% 0.86% 0.86% 0.88% 0.91%
Net investment income (loss) (0.69)% (0.73)% (0.61)% (0.37)% 0.01%
Portfolio turnover rate 44.7% 81.0% 82.8% 86.0% 288.7%
Net assets, end of period (in
millions) $1,804 $7,458 $7,225 $4,340 $3,759
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 23.35 $ 27.39 $ 16.37 $ 12.20 $ 16.84
Investment activities
Net investment income (loss)
(1)(2)
(0.07) (0.19) (0.10) (0.04) 0.03
Net realized and unrealized gain/
loss (12.87) 2.67 12.50 4.22 (1.63)
Total from investment activities (12.94) 2.48 12.40 4.18 (1.60)
Distributions
Net investment income — — — — (0.03)
Net realized gain (0.33) (6.52) (1.38) (0.01) (3.01)
Total distributions (0.33) (6.52) (1.38) (0.01) (3.04)
NET ASSET VALUE
End of period $ 10.08 $ 23.35 $ 27.39 $ 16.37 $ 12.20
Ratios/Supplemental Data
Total return
(2)(3)
(55.47)% 10.14% 75.85% 34.28% (9.37)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.79% 0.75% 0.75% 0.75% 0.77%
Net expenses after waivers/
payments by Price Associates 0.79% 0.75% 0.75% 0.75% 0.77%
Net investment income (loss) (0.55)% (0.62)% (0.49)% (0.25)% 0.17%
Portfolio turnover rate 44.7% 81.0% 82.8% 86.0% 288.7%
Net assets, end of period (in
millions) $1,067 $1,363 $987 $480 $381
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Technology Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.7%
FINANCIAL SERVICES 4.7%
Other Financial Services 1.1%
NU Holdings, Class A  (1) 7,618,088 31,005
31,005
Payments 3.6%
Adyen (EUR)  (1) 55,014 76,373
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832  (1)(2)(3) 145,338 2,690
Wise, Class A (GBP)  (1) 3,487,089 23,625
102,688
Total Financial Services 133,693
HARDWARE 4.4%
Consumer Electronics 2.6%
Apple  569,657 74,016
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250  (1)(2)
(3) 2,456,552 1,621
75,637
Enterprise Hardware 1.8%
Keyence (JPY)  132,100 51,287
51,287
Total Hardware 126,924
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Acquisition Date: 4/7/21, Cost $6,068  (1)(2)(3) 418,702 1,227
Total Health Care 1,227
INDUSTRIALS 0.6%
Automobile Manufacturers 0.6%
Tesla (1) 150,168 18,498
Total Industrials 18,498
INTERNET 10.3%
Rest of World Internet Media/Advertising 1.6%
Sea, ADR  (1) 872,292 45,385
45,385
Rest of World Internet Retail 1.1%
MercadoLibre (1) 38,274 32,389
32,389
U.S. Internet Retail 4.4%
Amazon.com (1) 1,506,931 126,582
126,582

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services 3.2%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406  (1)
(2)(3) 58,704 32,393
DoorDash, Class A  (1) 1,110,327 54,206
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $3,550  (1)(2)(3) 76,623 3,715
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $186  (1)
(2)(3) 4,003 194
90,508
Total Internet 294,864
IT SERVICES 1.0%
IT Services 1.0%
Amadeus IT Group (EUR)  (1) 578,622 30,018
Total IT Services 30,018
MEDIA & ENTERTAINMENT 6.7%
Direct-to-Consumer Subscription Services 2.5%
Netflix (1) 230,891 68,085
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991  (1)(2)(3) 160,478 4,562
72,647
Video Gaming 4.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $37,575  (1)(2)(3) 58,355 40,138
ROBLOX, Class A  (1) 2,848,429 81,066
121,204
Total Media & Entertainment 193,851
REAL ESTATE 0.8%
Real Estate 0.8%
KE Holdings, ADR  (1) 1,689,983 23,592
Total Real Estate 23,592
SEMICONDUCTORS 22.3%
Analog Semiconductors 1.3%
Silergy (TWD)  2,615,000 36,937
36,937
Foundry 6.8%
Taiwan Semiconductor Manufacturing (TWD)  13,393,300 194,517
194,517
Memory 0.5%
Samsung Electronics (KRW)  326,605 14,336
14,336

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Processors 5.3%
Advanced Micro Devices  (1) 224,700 14,554
NVIDIA  948,063 138,550
153,104
Semiconductor Capital Equipment 8.4%
ASML Holding (EUR)  344,979 188,101
Lam Research  125,601 52,790
240,891
Total Semiconductors 639,785
SOFTWARE 43.9%
Back-Office Applications Software 5.6%
Bill.com Holdings  (1) 482,956 52,623
Gusto, Acquisition Date: 10/4/21, Cost $4,568  (1)(2)(3) 158,669 2,988
Intuit  101,282 39,421
Paylocity Holding  (1) 334,800 65,038
160,070
Collaboration and Productivity Software 6.6%
ServiceNow (1) 488,776 189,777
189,777
Design Software 3.7%
Glodon, Class A (CNH)  5,826,094 50,127
Synopsys  (1) 175,282 55,966
106,093
Front-Office Applications Software 4.6%
HubSpot (1) 454,733 131,477
131,477
Industry-Specific Software 2.3%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,490  (1)(2)(3) 34,902 2,192
Shopify, Class A  (1) 1,727,727 59,970
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,205  (1)(2)(3) 142,720 2,543
64,705
Infrastructure and Developer Tool Software 14.4%
Confluent, Class A  (1) 1,331,701 29,617
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954  (1)(2)(3) 496,860 29,811
HashiCorp, Class A  (1) 1,066,520 29,159
Microsoft  613,418 147,110
MongoDB  (1) 662,800 130,465
Snowflake, Class A  (1) 323,720 46,467
412,629

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Security Software 6.7%
Atlassian, Class A  (1) 1,038,866 133,681
Crowdstrike Holdings, Class A  (1) 556,192 58,562
192,243
Total Software 1,256,994
Total Common Stocks (Cost $2,974,893) 2,719,446
CONVERTIBLE PREFERRED STOCKS 4.7%
FINANCIAL SERVICES 0.7%
Other Financial Services 0.7%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,576  (1)(2)
(3) 882,194 18,998
Total Financial Services 18,998
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552  (1)(2)(3) 218,364 3,031
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375  (1)(2)(3) 85,888 4,052
Total Industrials 7,083
INTERNET 1.8%
China Internet Media/Advertising 1.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $8,947  (1)(2)
(3) 181,520 30,377
30,377
U.S. Internet Services 0.7%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323  (1)(2)(3) 3,123 1,723
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316  (1)(2)(3) 772 426
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153  (1)(2)(3) 90 50
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3  (1)(2)(3) 2 1
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197  (1)(2)(3) 427,147 8,711
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $7,573  (1)(2)(3) 157,469 7,634
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $3,391  (1)(2)(3) 27,125 1,315
19,860
Total Internet 50,237

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
MEDIA & ENTERTAINMENT 0.4%
Direct-to-Consumer Subscription Services 0.4%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806  (1)(2)(3) 425,114 12,086
Total Media & Entertainment 12,086
SOFTWARE 1.6%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,225  (1)(2)(3) 204,816 3,857
3,857
Collaboration and Productivity Software 0.5%
Evernote, Series 4, Acquisition Date: 5/2/12, Cost $1,338  (1)(2)(3) 111,219 1,338
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $866  (1)(2)(3) 66,613 866
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390  (1)
(2)(3) 103,534 10,893
13,097
Industry-Specific Software 0.4%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223  (1)
(2)(3) 48,666 3,057
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377  (1)
(2)(3) 3,171 199
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721  (1)(2)(3) 32,120 572
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72  (1)(2)(3) 3,190 57
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78  (1)(2)(3) 3,490 62
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129  (1)(2)(3) 406,590 7,246
11,193
Infrastructure and Developer Tool Software 0.6%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $165  (1)(2)(3) 2,784 167
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844  (1)
(2)(3) 174,786 10,487
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838  (1)
(2)(3) 1,205,132 4,592
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075  (1)
(2)(3) 441,318 1,681
16,927
Total Software 45,074
Total Convertible Preferred Stocks (Cost $166,553) 133,478

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 4.27%  (4)(5) 18,093,040 18,093
Total Short-Term Investments (Cost $18,093) 18,093
Total Investments in Securities
100.0% of Net Assets
(Cost $3,159,539) $ 2,871,017
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$257,552 and represents 9.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.27% $ —# $ — $ 810+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Treasury Reserve
Fund, 4.27% $ 156,407  ¤   ¤ $ 18,093^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $810 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,093.

T. ROWE PRICE Global Technology Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,159,539) $ 2,871,017
Receivable for investment securities sold 11,505
Receivable for shares sold 3,291
Dividends receivable 1,244
Foreign currency (cost $5) 5
Other assets 297
Total assets 2,887,359
Liabilities
Payable for shares redeemed 13,334
Investment management fees payable 1,944
Due to affiliates 327
Payable to directors 2
Other liabilities 599
Total liabilities 16,206
NET ASSETS $ 2,871,153
Net Assets Consist of:
Total distributable earnings (loss) $ (2,238,489)
Paid-in capital applicable to 285,435,099 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,109,642
NET ASSETS $ 2,871,153
NET ASSET VALUE PER SHARE
Investor Class
($1,804,479,113 / 179,639,033 shares outstanding) $ 10.05
I Class
($1,066,673,585 / 105,796,066 shares outstanding) $ 10.08

T. ROWE PRICE Global Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,428) $ 8,263
Other, non cash 3,454
Other 2
Total income 11,719
Expenses
Investment management 34,263
Shareholder servicing
Investor Class $ 5,797
I Class 516 6,313
Prospectus and shareholder reports
Investor Class 159
I Class 27 186
Custody and accounting 402
Registration 259
Legal and audit 157
Directors 13
Miscellaneous 98
Waived / paid by Price Associates (57)
Total expenses 41,634
Net investment loss (29,915)

T. ROWE PRICE Global Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,762,342)
Foreign currency transactions (42)
Net realized loss (1,762,384)
Change in net unrealized gain / loss
Securities (2,768,536)
Other assets and liabilities denominated in foreign currencies (27)
Change in net unrealized gain / loss (2,768,563)
Net realized and unrealized gain / loss (4,530,947)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (4,560,862)

T. ROWE PRICE Global Technology Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (29,915) $ (65,562)
Net realized gain (loss) (1,762,384) 1,868,855
Change in net unrealized gain / loss (2,768,563) (1,051,074)
Increase (decrease) in net assets from operations (4,560,862) 752,219
Distributions to shareholders
Net earnings
Investor Class (59,199) (1,642,793)
I Class (35,779) (300,477)
Decrease in net assets from distributions (94,978) (1,943,270)
Capital share transactions
*
Shares sold
Investor Class 570,535 1,813,410
I Class 1,460,308 610,105
Distributions reinvested
Investor Class 55,735 1,540,481
I Class 34,220 288,350
Shares redeemed
Investor Class (2,774,527) (2,140,791)
I Class (640,717) (311,712)
Increase (decrease) in net assets from capital share
transactions (1,294,446) 1,799,843

T. ROWE PRICE Global Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (5,950,286) 608,792
Beginning of period 8,821,439 8,212,647
End of period $ 2,871,153 $ 8,821,439
*Share information (000s)
Shares sold
Investor Class 38,773 60,410
I Class 92,674 20,256
Distributions reinvested
Investor Class 5,354 69,111
I Class 3,275 12,913
Shares redeemed
Investor Class (184,479) (74,004)
I Class (48,541) (10,830)
Increase (decrease) in shares outstanding (92,944) 77,856

T. ROWE PRICE Global Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term capital growth.
The fund has two classes of shares: the Global Technology Fund (Investor Class)
and the Global Technology Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds

T. ROWE PRICE Global Technology Fund

from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Global Technology Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Global Technology Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Global Technology Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(194,438,000) for the year ended December 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,930,051 $ 665,321 $ 124,074 $ 2,719,446
Convertible Preferred Stocks — — 133,478 133,478
Short-Term Investments 18,093 — — 18,093
Total $ 1,948,144 $ 665,321 $ 257,552 $ 2,871,017

T. ROWE PRICE Global Technology Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 235,376 $ (117,292) $ 6,067 $ (77) $ 124,074
Convertible Preferred Stocks 278,498 (87,228) — (57,792) 133,478
Total $ 513,874 $ (204,520) $ 6,067 $ (57,869) $ 257,552
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 124,074 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.8x
- 11.8x
6.2x Increase
Sales growth
rate
17%
- 168%
25% Increase
Enterprise
value to gross
profit multiple
6.0x
– 15.3x
11.0x Increase
Gross profit
growth rate
20%
- 34%
25% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth
rate
18%
- 19%
18% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Convertible
Preferred
Stocks
$ 133,478 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.5x
– 11.8x
6.6x Increase
Sales growth
rate
27%
- 168%
66% Increase
Enterprise
value to gross
profit multiple
4.9.x
– 15.0x
9.2x Increase
Gross profit
growth rate
23%
- 59%
42% Increase
Projected
enterprise
value to sales
multiple
2.2x
– 15.3x
6.5x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth
rate
18%
- 19%
18% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease

T. ROWE PRICE Global Technology Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $2,133,715,000 and $3,439,075,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Global Technology Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 2,153 $ 429,313
Long-term capital gain 92,825 1,513,957
Total distributions $ 94,978 $ 1,943,270
($000s)
Cost of investments $ 3,266,564
Unrealized appreciation $ 416,736
Unrealized depreciation (812,306)
Net unrealized appreciation (depreciation) $ (395,570)

T. ROWE PRICE Global Technology Fund

At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Net unrealized appreciation (depreciation) (395,570)
Loss carryforwards and deferrals (1,842,919)
Total distributable earnings (loss) $ (2,238,489)

T. ROWE PRICE Global Technology Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/23
(Waived)/repaid during the period ($000s) $(57)

T. ROWE PRICE Global Technology Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $2,845,000 for T. Rowe Price Services, Inc.; and $174,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $274,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Global Technology Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Technology
Fund, Inc
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Technology Fund, Inc. (the "Fund") as
of December 31, 2022, the related statement of operations for the year ended December
31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,129,000 from short-term capital gains
$92,825,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Technology Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on November 28, 2022 (Meeting), the fund’s Board of Directors
(Board) considered the initial approval of an investment subadvisory agreement
(Subadvisory Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. The Subadvisory
Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe
Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund.
The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended June 30, 2022. The factors considered by the
Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective December 1, 2022.

T. ROWE PRICE Global Technology Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Technology Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Technology Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Global Technology Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2020
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Technology Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Global Technology Fund Principal Occupation(s)
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gregory Dunham, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Technology Fund

Name (Year of Birth)
Position Held With Global Technology Fund Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Sam Johnson (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Dominic Rizzo (1993)
Vice President
Vice President, T. Rowe Price Group, Inc. and Price
International
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
James Stillwagon (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan Tu (1985)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Anthony Bruce Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Technology Fund

Name (Year of Birth)
Position Held With Global Technology Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Ari Weisband  (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582616
F132-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,353	$23,471
Audit-Related Fees	-	-
Tax Fees	-	1,893
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023